Taxes - Company's effective tax rate (Details) $ in Millions	5 Months Ended	7 Months Ended	12 Months Ended
	Jan. 31, 2021 USD ($)	Aug. 27, 2020	Dec. 31, 2020	Jan. 31, 2020	Dec. 31, 2019	Jan. 31, 2019
US State income taxes, net of federal benefit			0.00%		0.00%
Change in valuation allowance			(0.20%)		0.00%
Effective tax rate - provision (benefit)			(0.70%)		(9.30%)
SOFTWARE LUXEMBOURG HOLDING S.A. (SUCCESSOR) AND POINTWELL LIMITED (PREDECESSOR)
Income tax provision (benefit) at Luxembourg (24.9%) / Irish statutory rate (12.5%)	(24.9)	12.5		(12.5)		(12.5)
US State income taxes, net of federal benefit	(5.70%)	(0.20%)		(0.20%)		(0.80%)
Foreign rate differential	6.10%	(0.20%)		(1.90%)		(1.20%)
Other permanent items	(0.10%)	0.70%		1.20%		2.50%
Transaction costs	(7.60%)	0.20%
Unrecognized tax benefit	(0.40%)			0.20%		0.30%
Change in valuation allowance	3.50%	(4.20%)		5.50%		9.60%
Impairment of goodwill		0.80%		7.90%
Reorganization and fresh start adjustments	9.60%	(7.30%)
Other	0.50%	0.10%		1.20%		3.40%
Effective tax rate - provision (benefit)	(19.00%)	2.40%		1.40%		1.30%
Income tax expense related to changes in estimates of U.S. NOL and tax credits	$ 4.6